INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Schedule of inventories

	As at December 31
(In millions of dollars)	2020	2019

Wireless devices and accessories	399	380
Other finished goods and merchandise	80	80

Total inventories	479	460